Equity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2021	Oct. 30, 2023	Oct. 17, 2023	Oct. 12, 2023	Aug. 31, 2023
Equity [Line Items]
Aggregate share amount (in Shares)		74,100,000
Gross proceeds	$ 832,980,000
Issuance expenses	$ 796,346,000
Non-tradable warrants (in Shares)	1,137,500
Share capital, description	In February 2023, the Company announced that it would put into action its previously authorized share repurchase plan allowing us to invest up to $100,000 to repurchase the Company’s ADSs from time to time in open market transactions, and/or in privately negotiated transactions or in any other legally permissible ways, depending on market conditions, share price, trading volume and other factors.
Repurchase plan	$ 200,000		$ 200,000,000	$ 200,000		$ 200,000
Ownership percentage	10.00%
Repurchase Plan [Member]
Equity [Line Items]
Repurchase plan						200,000
Board of Directors [Member]
Equity [Line Items]
Repurchase plan						$ 200,000,000
Treasury shares [member]
Equity [Line Items]
Ordinary shares issued (in Shares)	32,026,894
Constituted issued and paid up share capital percentage	12.00%
Repurchase plan					$ 4,160,138
Ordinary shares [member]
Equity [Line Items]
Repurchase plan	$ 200,000
Ownership percentage	10.00%